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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21655

                          A T FUNDS INVESTMENT TRUST

                     300 PACIFIC COAST HIGHWAY, SUITE 305
                      HUNTINGTON BEACH, CALIFORNIA 92648
                                (714) 969-0521

                         ALEXANDER L. POPOF, TREASURER
                     300 PACIFIC COAST HIGHWAY, SUITE 305
                      HUNTINGTON BEACH, CALIFORNIA 92648
                                (714) 969-0521

                       Date of fiscal year end: March 31

         Date of reporting period: October 1, 2006 - December 31, 2006

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Item 1. Schedule of Investments.

A T FUND OF FUNDS
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2006 (unaudited)

UNITS     SECURITY DESCRIPTION                                         VALUE
-----     ---------------------------------------------             -----------
PORTFOLIO FUNDS - 96.4%
GRAND CAYMAN ISLANDS - 7.7%
    1,446 CRC Global Structured Credit Fund, Ltd. 05/2005           $ 1,790,103
      226 CRC Global Structured Credit Fund, Ltd. 02/2006               279,853
      623 The Global Securities Emerging Markets
          Relative Value Fund Segregated Portfolio A/1                  643,406
                                                                    -----------
Total Grand Cayman Islands (Cost $2,455,403)                          2,713,362
                                                                    -----------
UNITED STATES - 88.7%
1,550,000 ASI Global Relative Value Fund, LP                          1,713,162
  750,000 Braddock Mortgage Opportunity Fund VI, Series A, LP           929,558
1,000,000 Brigadier Capital, LP Class S                               1,016,563
  850,000 Duration Municipal Fund, LP                                 1,002,839
  389,595 Eidesis Structured Credit Fund, LP                            462,391
1,600,000 Elgin Corporate Credit Partners, LP                         1,764,371
1,600,000 Endeavour Fund I, LLC                                       1,616,144
  750,000 Marathon Structured Finance Fund, LP                          892,977
1,850,000 Midway Market Neutral Fund, LLC                             1,995,085
1,541,211 MKP Credit II, LP                                           1,749,771
3,650,000 New Ellington Credit Partners, LP                           4,124,933
3,250,000 New Ellington Partners, LP                                  3,638,054
1,628,805 Parallel Absolute Return Fund                               1,668,280
  500,000 Parmenidies Fund, LP                                          503,312
1,750,000 Pursuit Capital Management Fund I, LP                       1,798,000
1,000,000 Smith Breeden Mortgage Partners, LP                         1,104,958
2,050,000 Sorin Fund, LP                                              2,323,160
  500,000 Tetragon Credit Income Fund, LP                               505,602
2,200,000 Waterfall Eden Fund, LP                                     2,519,461
                                                                    -----------
Total United States (Cost $28,409,611)                               31,328,621
                                                                    -----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $30,865,014)              34,041,983
                                                                    -----------
TOTAL INVESTMENTS* - 96.4% (COST $30,865,014)                       $34,041,983
OTHER ASSETS AND LIABILITIES, NET - 3.6%                              1,245,330
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $35,287,313
                                                                    ===========

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*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation(depreciation) consists of:

          Gross Unrealized Appreciation                  $3,176,969
          Gross Unrealized Depreciation                  $        0
                                                         ----------
          Net Unrealized Appreciation (Depreciation)     $3,176,969
                                                         ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                      1

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By:   /s/ Mark G. Torline
      --------------------------------
      Mark G. Torline, Chief Executive Officer

Date: 2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark G. Torline
      --------------------------------
      Mark G. Torline, Chief Executive Officer

Date: 2/27/06

By:   /s/ Alexander L. Popof
      --------------------------------
      Alexander L. Popof, Chief Financial Officer

Date: 2/27/06